Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	10 Months Ended	12 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	67 Months Ended	70 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Oct. 30, 2020	Jan. 27, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
The Growth Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class A (with sales charge)
Accumulated Value			$ 9,425				$ 11,273			$ 13,921			$ 13,738			$ 18,831			$ 24,384			$ 18,586		$ 21,857		$ 28,427		$ 35,039		$ 40,226
The Growth Fund of America - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class C (with sales charge)
Accumulated Value			10,000				11,863			14,537			14,232			19,365			24,891			18,828		21,977		28,369		34,968		40,144
The Growth Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class F-1
Accumulated Value			10,000				11,950			14,751			14,545			19,932			25,793			19,649		23,100		30,028		36,995		42,447
The Growth Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class F-2
Accumulated Value			10,000				11,983			14,829			14,665			20,147			26,143			19,968		23,536		30,672		37,884		43,574
The Growth Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class F-3
Accumulated Value		$ 10,000		$ 11,023				$ 13,654			$ 13,515			$ 18,588			$ 24,142			$ 18,461			$ 21,783		$ 28,417		$ 35,136		$ 40,461
The Growth Fund of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class 529-A (with sales charge)
Accumulated Value			9,650				11,531			14,231			14,034			19,228			24,889			18,967		22,296		28,986		35,720		40,995
The Growth Fund of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class 529-C (with sales charge)
Accumulated Value			10,000				11,859			14,522			14,216			19,332			24,840			18,930		22,252		28,928		35,649		40,914
The Growth Fund of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class 529-E
Accumulated Value			10,000				11,920			14,675			14,440			19,739			25,491			19,377		22,723		29,473		36,230		41,470
The Growth Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class 529-F-2
Accumulated Value	$ 10,000				$ 13,837				$ 10,570			$ 12,461			$ 16,239			$ 20,059			$ 23,076
The Growth Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class 529-F-3
Accumulated Value	10,000				13,845				10,580			12,477			16,268			20,105			23,136
The Growth Fund of America® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-1
Accumulated Value			10,000				11,865			14,535			14,233			19,359			24,875			18,814		21,960		28,342		34,667		39,489
The Growth Fund of America® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-2
Accumulated Value			10,000				11,863			14,539			14,234			19,360			24,874			18,812		21,955		28,331		34,655		39,468
The Growth Fund of America® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-2E
Accumulated Value			10,000				11,902			14,628			14,363			19,597			25,251			19,152		22,419		29,016		35,594		40,662
The Growth Fund of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-3
Accumulated Value			10,000				11,918			14,667			14,426			19,711			25,436			19,325		22,655		29,365		36,079		41,276
The Growth Fund of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-4
Accumulated Value			10,000				11,954			14,757			14,554			19,948			25,822			19,673		23,133		30,076		37,059		42,526
The Growth Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-5E
Accumulated Value			10,000				11,978			14,820			14,646			20,117			26,090			19,917		23,466		30,571		37,745		43,398
The Growth Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-5
Accumulated Value			10,000				11,990			14,844			14,684			20,187			26,209			20,030		23,621		30,804		38,070		43,812
The Growth Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						The Growth Fund of America — Class R-6
Accumulated Value			10,000				11,995			14,859			14,709			20,229			26,276			20,091		23,707		30,932		38,246		44,034
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,910	$ 14,007		$ 11,623	$ 13,055	$ 12,434	$ 13,909	$ 13,436	$ 14,417	$ 14,315	$ 16,383	$ 18,329	$ 17,455	$ 21,490	$ 21,240	$ 22,895	$ 19,077	$ 25,568	$ 20,325	$ 22,118	$ 23,566	$ 28,120	$ 29,960	$ 32,586	$ 34,718	$ 39,227	$ 41,793